Contingent liabilities and commitments - Summary of contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	£ 25,340	£ 24,205
Total commitments
Disclosure of contingent liabilities [line items]
Notional amount	390,437	395,508
Fair value | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	1,266	1,423
Fair value | Total commitments
Disclosure of contingent liabilities [line items]
Notional amount	15,203	13,471
Guarantees and letters of credit pledged as collateral security | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	17,353	17,760
Performance guarantees, acceptances and endorsements | Total contingent liabilities and financial guarantees
Disclosure of contingent liabilities [line items]
Notional amount	7,987	6,445
Documentary credits and other short-term trade related transactions | Total commitments
Disclosure of contingent liabilities [line items]
Notional amount	2,352	1,748
Standby facilities, credit lines and other commitments | Total commitments
Disclosure of contingent liabilities [line items]
Notional amount	£ 388,085	£ 393,760